Retirement Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Retirement Benefit Plans

The amounts recognised in the balance sheet were as follows:

	30 June 2018 £m	31 December 2017 £m
Assets/(liabilities)
Funded defined benefit pension scheme – surplus	868	449
Funded defined benefit pension scheme – deficit	(69)	(245)
Unfunded defined benefit pension scheme	(39)	(41)
Total net assets	760	163

Summary of Movements in the Present Value of Defined Benefit Obligations and Fair Value of Scheme Assets

Movements in the present value of defined benefit obligations and fair value of scheme assets were as follows:

	30 June 2018		30 June 2017
	Present value of defined benefit obligations £m	Fair value of scheme assets £m	Present value of defined benefit obligations £m	Fair value of scheme assets £m
At 1 January	(11,583)	11,746	(11,082)	11,218
Income statement (charge) / income	(167)	145	(182)	156
Contributions paid	–	90	–	91
Recognised in other comprehensive income:
– Return on plan assets (excluding amounts included in net interest expense)	–	(72)	–	85
– Actuarial movements arising from experience adjustments	(39)	–	11	–
– Actuarial movements arising from changes in financial assumptions	640	–	(17)	–
Benefits paid	221	(221)	191	(191)
At 30 June	(10,928)	11,688	(11,079)	11,359